Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended		5 Months Ended		8 Months Ended		11 Months Ended		12 Months Ended
	Sep. 27, 2024	Sep. 18, 2024	Nov. 30, 2024	Nov. 30, 2024	Feb. 28, 2025	Feb. 28, 2025	May 31, 2025	May 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
T-REX 2X LONG MSTR DAILY TARGET ETF [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 63,791		$ 19,806		$ 29,915	$ 21,054
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member]
Account Value [Line Items]
Accumulated Value		10,000		413		513		104	103
T-REX 2X LONG NFLX DAILY TARGET ETF [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 14,896		$ 17,308		$ 24,383			$ 23,329
T-REX 2X LONG MSTR DAILY TARGET ETF | S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value		10,000		10,732		10,628		10,588	11,606
T-Rex 2X Inverse MSTR Daily Target ETF | S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value		$ 10,000		$ 10,732		$ 10,628		$ 10,588	$ 11,606
T-Rex 2X Long NFLX Daily Target ETF | S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	$ 10,000		$ 10,524		$ 10,421		$ 10,382			$ 11,381